IMPAIRMENT OF NON-FINANCIAL ASSETS - Changes In Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Business combinations (Note 3)	$ 1,812.4	$ 219.8
Foreign currency exchange differences	(33.5)	(117.9)
Civil Aviation
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start		667.3
Business combinations (Note 3)	283.4	169.0
Foreign currency exchange differences	(25.8)	(47.1)
Defense and Security
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start		300.7
Business combinations (Note 3)	1,025.6	0.0
Foreign currency exchange differences	0.9	(21.4)
Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start		117.3
Business combinations (Note 3)	7.8	0.0
Foreign currency exchange differences	(0.8)	(12.6)
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	1,173.2	1,085.3
Business combinations (Note 3)	1,316.8	169.0
Foreign currency exchange differences	(25.7)	(81.1)
Goodwill, end	2,464.3	1,173.2
Goodwill | Civil Aviation
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	789.2
Goodwill, end	1,046.8	789.2
Goodwill | Defense and Security
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	279.3
Goodwill, end	1,305.8	279.3
Goodwill | Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	104.7
Goodwill, end	$ 111.7	$ 104.7